UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The investment objective of the Great-West Bond Index Fund is to seek investment results which track the total return of the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.

The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2014 was 0.32% on a gross of fees basis. For the 12 months ended December 31, 2014, the Fund (Initial Class shares) returned 5.76% (net of fees) while the Benchmark returned 5.97%. While the performance objective of this Fund is to track the return of the Benchmark, precise replication of the Benchmark, within and across sectors, is impractical. Consequently, specific issuer and issue selections within each sector category will impact performance. The Fund’s asset class and sector allocations, as well as duration targets, were maintained within acceptable ranges.

The Barclays U.S. Aggregate Index expanded with the inclusion of a new asset class; Agency commercial mortgage-backed securities (“CMBS”) was introduced to the Benchmark Index as of June 2014. At December 31, 2014, it comprised 0.56% of the Benchmark Index. Corporate bonds were the best performing asset class in 2014, returning 7.5%. All other asset classes lagged the corporate sector performance with mortgage-backed securities, asset-backed securities, Non-Agency CMBS and Agency CMBS returning 6.1%, 1.9%, 3.9% and 1.5% respectively. Incremental return from the corporate sector was primarily driven by the duration of the corporate cohort within the Benchmark.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2005	10,210.00	10,242.90
2006	10,599.00	10,686.42
2007	11,313.37	11,431.26
2008	12,037.43	12,030.26
2009	12,781.34	12,743.65
2010	13,612.70	13,577.09
2011	14,594.18	14,641.53
2012	15,163.35	15,257.94
2013	14,782.20	14,949.17
2014	15,633.54	15,840.99

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	5.76%	4.11%	4.57%
Class L	5.51%	N/A	2.73%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Rating as of December 31, 2014

Rating	% of Fund Investments
A1	2.46%
A2	3.21
A3	3.43
Aa1	0.69
Aa2	2.02
Aa3	0.80
Aaa	69.53
Ba1	0.11
Ba3	0.01
Baa1	4.50
Baa2	6.18
Baa3	1.35
Not Rated	1.28
Short Term Investments	4.43
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14 – 12/31/14)

Initial Class
Actual	$1,000.00	$1,019.06	$2.52

Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.53

Class L
Actual	$1,000.00	$1,018.38	$3.83

Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84

*Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Initial Class shares and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 2.35%
$ 1,132,128	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1 3.85%, 01/14/2029	$1,182,252
1,000,000	Avis Budget Rental Car Funding AESOP LLC(a) Series 2010-5A, Class A 3.15%, 03/20/2017	1,022,943
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,035,691
1,650,000	CAL Funding II Ltd(a) Series 2013-1A, Class A 3.35%, 03/27/2028	1,644,758
735,309	GS Mortgage Securities Corp II Series 2005-GG4, Class A4 4.76%, 07/10/2039	738,383
4,000,000	GS Mortgage Securities Trust Series 2012-GC6, Class A2 2.54%, 01/10/2045	4,080,144
900,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3 0.69%, 09/18/2017	899,323
2,000,000	Madison Avenue Trust(a) Series 2013-650M, Class A 3.84%, 10/12/2032	2,127,730
1,965,166	Morgan Stanley Capital I Trust(b) Series 2007-T25, Class A3 5.51%, 11/12/2049	2,097,815
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,281,663
126,520	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	127,330
2,268,010	Wachovia Bank Commercial Mortgage Trust(b) Series 2005-C20, Class A7 5.12%, 07/15/2042	2,286,855
1,434,835	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1, Class A1 3.35%, 11/15/2043	1,488,256
1,000,000	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.03%, 03/15/2045	1,008,324
1,885,000	Series 2013-C11, Class A3 2.70%, 03/15/2045	1,899,658
930,000	Series 2013-C17, Class A2 2.92%, 12/15/2046	957,153

		23,878,278

U.S. Government Agency — 0.44%
2,419,299	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K036, Class A1 2.78%, 04/25/2023	2,490,133

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$ 2,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2014-M10, Class ASQ2 2.17%, 09/25/2019	$2,009,036

		4,499,169

TOTAL ASSET-BACKED SECURITIES — 2.79% (Cost $28,100,233)		$28,377,447

BANK LOANS
1,215,278	Express Scripts Inc(b)
	1.98%, 08/29/2016	1,209,201

TOTAL BANK LOANS — 0.12% (Cost $1,214,161)		$1,209,201

CORPORATE BONDS AND NOTES
Basic Materials — 1.58%
1,000,000	Anglo American Capital PLC(a) 4.13%, 04/15/2021	1,003,360
1,000,000	Eastman Chemical Co(c)
	3.80%, 03/15/2025	1,017,981
2,000,000	EI du Pont de Nemours & Co
	4.90%, 01/15/2041	2,191,614
1,000,000	FMC Corp
	5.20%, 12/15/2019	1,108,323
2,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018	1,978,010
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	534,871
500,000	6.00%, 11/15/2041	538,843
2,000,000	International Paper Co(c)
	3.65%, 06/15/2024	1,998,564
1,000,000	Lubrizol Corp
	6.50%, 10/01/2034	1,346,251
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023	1,965,676
1,000,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023	980,056
500,000	Rio Tinto Finance USA Ltd
	7.13%, 07/15/2028	651,319
500,000	Teck Resources Ltd
	4.50%, 01/15/2021	489,060
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	252,611

		16,056,539

Communications — 2.86%
1,000,000	21st Century Fox America Inc
	8.50%, 02/23/2025	1,355,341
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	1,102,740
	AT&T Inc
500,000	6.15%, 09/15/2034	593,813

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Communications — (continued)
$ 1,000,000	5.35%, 09/01/2040	$1,082,821
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018	1,379,334
1,000,000	CBS Corp
	3.70%, 08/15/2024	997,261
	Comcast Corp
1,000,000	3.60%, 03/01/2024	1,050,233
1,000,000	4.25%, 01/15/2033	1,058,927
1,000,000	4.65%, 07/15/2042	1,094,512
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	1,148,642
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	738,579
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	1.75%, 01/15/2018	993,407
1,000,000	eBay Inc
	2.20%, 08/01/2019	989,832
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	1,014,514
3,300,000	3.50%, 03/01/2023	3,248,355
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	519,721
1,000,000	Rogers Communications Inc
	4.10%, 10/01/2023	1,050,640
2,000,000	SES GLOBAL Americas Holdings GP(a)
	2.50%, 03/25/2019	1,989,950
1,000,000	Thomson Reuters Corp
	1.65%, 09/29/2017	993,872
1,000,000	Time Warner Inc
	4.75%, 03/29/2021	1,091,377
	Verizon Communications Inc
2,000,000	4.15%, 03/15/2024	2,070,468
1,000,000	6.40%, 09/15/2033	1,231,783
1,000,000	6.55%, 09/15/2043	1,281,149
1,000,000	Viacom Inc(c)
	3.88%, 04/01/2024	1,003,846

		29,081,117

Consumer, Cyclical — 1.54%
2,695,051	CVS Pass Through Trust
	6.04%, 12/10/2028	3,142,712
1,000,000	Daimler Finance North America LLC(a)
	2.25%, 09/03/2019	996,633
2,000,000	Harley-Davidson Financial Services Inc(a)
	2.40%, 09/15/2019	1,999,866
1,000,000	Home Depot Inc
	4.40%, 03/15/2045	1,092,916
1,000,000	Johnson Controls Inc
	3.63%, 07/02/2024	1,008,730
500,000	Mattel Inc
	4.35%, 10/01/2020	534,043
1,000,000	O’Reilly Automotive Inc
	4.63%, 09/15/2021	1,090,340

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$ 2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025	$2,070,000
970,880	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025	990,298
1,000,000	Volkswagen Group of America Finance LLC(a)
	1.25%, 05/23/2017	995,080
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	669,662
1,000,000	4.00%, 04/11/2043	1,037,480

		15,627,760

Consumer, Non-cyclical — 3.06%
3,000,000	AbbVie Inc
	1.75%, 11/06/2017	3,006,519
500,000	Alberto-Culver Co
	5.15%, 06/01/2020	567,512
1,000,000	Amgen Inc
	6.90%, 06/01/2038	1,324,756
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033	628,404
1,000,000	Archer-Daniels-Midland Co
	5.45%, 03/15/2018	1,113,903
1,000,000	Bayer US Finance LLC(a)
	3.38%, 10/08/2024	1,017,572
1,000,000	Becton Dickinson & Co
	1.80%, 12/15/2017	1,003,688
1,500,000	Campbell Soup Co
	2.50%, 08/02/2022	1,433,397
1,000,000	Coca-Cola Refreshments USA Inc
	7.00%, 10/01/2026	1,341,028
1,000,000	Constellation Brands Inc
	7.25%, 05/15/2017	1,105,000
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,021,845
1,000,000	Diageo Capital PLC
	2.63%, 04/29/2023	972,275
750,000	Ingredion Inc
	4.63%, 11/01/2020	807,937
1,000,000	Johnson & Johnson
	4.38%, 12/05/2033	1,120,101
1,000,000	Laboratory Corp of America Holdings
	2.50%, 11/01/2018	996,504
1,000,000	McKesson Corp
	3.80%, 03/15/2024	1,027,284
1,000,000	Moody’s Corp
	4.50%, 09/01/2022	1,072,548
1,000,000	PepsiCo Inc
	4.00%, 03/05/2042	1,007,317
1,000,000	Quest Diagnostics Inc
	2.70%, 04/01/2019	1,008,533
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,006,336
1,000,000	Sysco Corp 3.00%, 10/02/2021	1,015,171

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$ 1,000,000	Total System Services Inc 2.38%, 06/01/2018	$991,437
2,000,000	UnitedHealth Group Inc 1.40%, 12/15/2017	1,998,218
2,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016	2,001,618
1,000,000	Wyeth LLC 6.45%, 02/01/2024	1,254,612
1,000,000	5.95%, 04/01/2037	1,282,658

		31,126,173

Energy — 3.06%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,028,423
1,000,000	BP Capital Markets PLC 2.24%, 09/26/2018	1,002,828
1,000,000	3.81%, 02/10/2024	1,006,490
1,000,000	Cameron International Corp 1.15%, 12/15/2016	989,543
1,000,000	1.40%, 06/15/2017	984,916
1,000,000	5.95%, 06/01/2041	1,106,130
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	931,044
1,000,000	ConocoPhillips Co 2.88%, 11/15/2021	1,009,970
1,000,000	5.90%, 10/15/2032	1,233,386
1,000,000	Continental Resources Inc 7.13%, 04/01/2021	1,075,000
1,000,000	4.50%, 04/15/2023	951,151
1,000,000	Ensco PLC(c) 4.50%, 10/01/2024	971,977
500,000	EQT Corp 8.13%, 06/01/2019	602,787
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	551,620
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,340,709
1,000,000	Halliburton Co(c) 3.50%, 08/01/2023	1,009,095
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	982,164
2,007,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	2,153,201
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	557,895
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	630,255
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,263,237
500,000	Petrobras International Finance Co 5.75%, 01/20/2020	482,855
750,000	6.75%, 01/27/2041	682,177
1,000,000	Phillips 66 4.65%, 11/15/2034	1,024,998
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	981,716

Principal Amount		Fair Value

Energy — (continued)
$ 1,600,000	Statoil ASA 3.13%, 08/17/2017	$1,671,595
1,000,000	2.45%, 01/17/2023	953,834
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,210,848
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,121,150
500,000	Transocean Inc 6.00%, 03/15/2018	480,929
500,000	Valero Energy Corp 6.13%, 06/15/2017	549,207
500,000	7.50%, 04/15/2032	628,298

		31,169,428

Financial — 9.54%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	982,500
847,825	ALEX Alpha LLC 1.62%, 08/15/2024	813,746
1,000,000	American Express Co 8.15%, 03/19/2038	1,550,909
1,000,000	American Express Credit Corp 2.25%, 08/15/2019	1,000,160
1,000,000	Bank of America Corp 1.25%, 01/11/2016	1,001,754
500,000	5.75%, 12/01/2017	552,449
1,000,000	2.00%, 01/11/2018	999,240
1,000,000	2.60%, 01/15/2019	1,007,776
1,000,000	3.30%, 01/11/2023	1,000,077
500,000	5.88%, 02/07/2042	625,681
1,000,000	Bank of New York Mellon Corp 2.30%, 09/11/2019	1,004,950
2,000,000	3.65%, 02/04/2024	2,091,570
1,000,000	Bank of Nova Scotia 1.30%, 07/21/2017	996,743
500,000	Barclays Bank PLC 5.00%, 09/22/2016	532,799
2,420,723	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,770,443
2,655,599	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,603,103
1,000,000	Capiatal One Financial Corp 4.75%, 07/15/2021	1,102,138
1,000,000	Citigroup Inc 1.30%, 04/01/2016	1,001,419
500,000	6.13%, 11/21/2017	557,542
1,000,000	8.50%, 05/22/2019	1,246,067
122,000	5.38%, 08/09/2020	138,660
500,000	6.63%, 01/15/2028	630,840
500,000	CME Group Index Services LLC(a) 4.40%, 03/15/2018	541,042
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,043,186
2,595,347	Durrah MSN 35603 1.68%, 01/22/2025	2,485,992
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,025,080

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Financial — (continued)
	Ford Motor Credit Co LLC
$ 1,000,000	1.70%, 05/09/2016	$1,003,540
1,000,000	1.72%, 12/06/2017	989,665
	General Electric Capital Corp
1,500,000	1.63%, 04/02/2018	1,502,293
1,000,000	4.63%, 01/07/2021	1,114,590
1,000,000	6.75%, 03/15/2032	1,365,882
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,073,036
2,500,000	6.15%, 04/01/2018	2,806,047
1,000,000	6.25%, 02/01/2041	1,264,144
2,000,000	Goodman Funding Pty Ltd(a) 6.38%, 04/15/2021	2,301,378
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,034,112
1,000,000	HSBC Finance Corp 5.50%, 01/19/2016	1,045,506
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,114,649
1,000,000	6.10%, 01/14/2042	1,335,379
1,000,000	Hyundai Capital Services Inc(a) 3.50%, 09/13/2017	1,034,477
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,237,676
1,000,000	4.35%, 08/15/2021	1,086,676
1,000,000	3.20%, 01/25/2023	1,001,128
	KFW
4,000,000	5.13%, 03/14/2016	4,220,240
1,000,000	4.88%, 01/17/2017	1,080,860
1,000,000	4.38%, 03/15/2018	1,095,100
500,000	2.75%, 09/08/2020	522,310
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	516,685
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,004,830
500,000	Lincoln National Corp 6.25%, 02/15/2020	580,149
1,000,000	Markel Corp 3.63%, 03/30/2023	1,005,712
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,727,178
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	1,106,851
	Morgan Stanley
500,000	6.63%, 04/01/2018	569,518
500,000	5.63%, 09/23/2019	564,397
1,000,000	National Australia Bank Ltd(a)(c) 2.40%, 12/09/2019	998,757
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	695,941
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	505,049
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,136,683
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,972,546
500,000	Protective Life Corp 8.45%, 10/15/2039	753,434

Principal Amount		Fair Value

Financial — (continued)
	Royal Bank of Canada
$ 3,000,000	2.00%, 10/01/2018	$3,027,630
1,000,000	2.15%, 03/15/2019	1,004,630
2,539,489	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,409,845
250,000	Susa Partnership LP 7.50%, 12/01/2027	328,214
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	682,914
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	993,735
2,000,000	2.13%, 07/02/2019	1,990,614
1,000,000	UBS AG 4.88%, 08/04/2020	1,112,166
1,691,765	Union 13 Leasing LLC 1.68%, 12/19/2024	1,619,339
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,632,730
1,000,000	3.00%, 03/15/2022	1,009,973
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,027,417
1,000,000	2.13%, 04/22/2019(c)	999,738
1,000,000	3.00%, 01/22/2021	1,018,790
500,000	5.38%, 02/07/2035	599,264

		97,129,283

Industrial — 2.17%
	Amphenol Corp
1,000,000	1.55%, 09/15/2017	997,216
1,000,000	4.00%, 02/01/2022	1,048,751
2,000,000	Arrow Electronics Inc 3.00%, 03/01/2018	2,050,874
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,684,162
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020	835,740
724,315	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	783,334
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,153,119
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,186,160
738,854	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	812,740
1,248,792	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	1,259,692
1,000,000	Illinois Tool Works Inc 6.25%, 04/01/2019	1,165,833
500,000	Kennametal Inc 3.88%, 02/15/2022	512,807
500,000	Lennox International Inc 4.90%, 05/15/2017	522,586
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,057,212

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Industrial — (continued)
$ 1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022	$994,012
2,000,000	Snap-on Inc
	6.13%, 09/01/2021	2,367,328
945,591	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,126,138
411,144	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	490,476
1,000,000	United Technologies Corp
	4.50%, 06/01/2042	1,088,789

		22,136,969

Technology — 0.40%
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	558,906
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	503,628
1,000,000	International Business Machines Corp
	4.00%, 06/20/2042	995,762
2,000,000	Maxim Integrated Products Inc
	2.50%, 11/15/2018	1,995,498

		4,053,794

Utilities — 1.63%
1,000,000	Atmos Energy Corp
	5.50%, 06/15/2041	1,231,077
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040	1,299,351
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039	1,698,200
901,083	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031	983,205
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	1,022,801
500,000	5.40%, 11/01/2024	584,056
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	595,428
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019	593,239
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	1,659,393
500,000	Louisville Gas & Electric Co(c)
	5.13%, 11/15/2040	612,637
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038	1,505,468
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	1,273,104
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	551,251
284,000	PNPP II Funding Corp
	8.83%, 05/30/2016	297,865
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019	581,817

Principal Amount		Fair Value

Utilities — (continued)
$ 1,000,000	Texas-New Mexico Powere Co(a)
	9.50%, 04/01/2019	$1,273,279
500,000	Union Electric Co
	8.45%, 03/15/2039	844,438

		16,606,609

TOTAL CORPORATE BONDS AND NOTES — 25.84% (Cost $255,438,325)		$262,987,672

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
1,500,000	7.88%, 03/07/2015	1,515,000
1,500,000	6.00%, 01/17/2017	1,616,250
1,500,000	4.88%, 01/22/2021(c)	1,593,750
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,000,820
1,000,000	1.63%, 02/27/2019	1,003,060
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,074,570
2,000,000	5.13%, 05/30/2017	2,195,660
1,000,000	1.00%, 06/15/2018	986,151
1,000,000	1.75%, 06/17/2019	1,002,610
1,000,000	2.88%, 09/15/2020(c)	1,051,210
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(c)	2,009,320
1,000,000	7.63%, 01/19/2023	1,397,145
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,233,455
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,627,500
500,000	5.13%, 01/15/2020	551,250
1,000,000	3.50%, 01/21/2021	1,021,000
1,500,000	6.75%, 09/27/2034	1,959,000
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,020,940
1,000,000	2.65%, 09/22/2021	1,030,310
1,000,000	7.25%, 09/01/2036	1,566,763
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,965,470
1,000,000	4.40%, 04/14/2020	1,112,860
2,000,000	3.20%, 05/16/2024(c)	2,089,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.21% (Cost $32,038,710)		$32,623,094

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.22%
2,179,990	JP Morgan Mortgage Trust(a)(b) Series 2014-5, Class A1
	3.00%, 10/25/2029	2,238,662

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

U.S. Government Agency — 29.70%
$ 5,000,000	Federal Farm Credit Banks Funding Corp 4.88%, 01/17/2017	$5,410,510
	Federal Home Loan Mortgage Corp
54,819	5.00%, 12/01/2017	57,589
60,370	5.50%, 02/01/2018	63,852
51,809	5.00%, 04/01/2018	54,438
119,781	5.00%, 08/01/2018	125,898
61,178	5.00%, 09/01/2018	64,295
263,432	4.50%, 04/01/2020	280,897
72,520	5.00%, 12/01/2020	77,281
98,436	4.00%, 01/01/2021	104,335
90,899	5.00%, 04/01/2021	96,850
40,547	5.00%, 05/01/2021	43,565
58,932	5.50%, 05/01/2021	64,203
116,736	5.50%, 06/01/2022	127,240
1,577,943	2.50%, 11/01/2022	1,621,744
25,980	5.00%, 03/01/2023	28,209
284,346	5.00%, 09/01/2024	316,622
668,287	4.50%, 10/01/2024	721,843
202,043	4.00%, 02/01/2025	215,112
1,373,394	4.00%, 05/01/2026	1,470,349
541,462	3.50%, 08/01/2026	574,325
23,984	7.50%, 05/01/2027	27,117
1,995,477	3.00%, 09/01/2027	2,076,433
2,651,995	3.00%, 02/01/2029	2,759,907
21,562	6.50%, 04/01/2029	24,498
3,783	7.50%, 08/01/2030	4,641
931,332	3.50%, 04/01/2032	980,285
215,866	6.50%, 11/01/2032	246,057
304,312	5.50%, 06/01/2033	342,506
135,261	4.50%, 08/01/2033	146,951
58,604	5.00%, 02/01/2034	64,849
1,442,664	4.00%, 06/01/2034	1,550,248
67,266	5.00%, 07/01/2034	74,148
280,518	5.00%, 09/01/2035	311,113
83,042	6.00%, 03/01/2036	94,528
49,466	6.00%, 04/01/2036	56,419
306,020	5.00%, 06/01/2036	338,556
1,585,102	6.50%, 10/01/2036	1,800,937
614,647	5.50%, 10/01/2037	690,111
64,403	5.50%, 11/01/2037	72,078
95,525	5.50%, 12/01/2037	106,881
409,846	4.50%, 06/01/2039	444,554
489,332	5.00%, 12/01/2039	546,523
1,188,051	5.00%, 02/01/2040	1,327,304
989,960	5.00%, 05/01/2040	1,096,186
365,241	4.50%, 07/01/2040	396,286
597,291	5.00%, 08/01/2040	661,386
860,738	4.00%, 10/01/2040	918,909
845,622	4.00%, 11/01/2040	902,924
3,318,762	4.00%, 02/01/2041	3,559,597
674,315	4.00%, 04/01/2041	719,656
802,759	4.50%, 06/01/2041	871,246
1,089,657	4.50%, 07/01/2041	1,182,466
1,620,067	3.50%, 11/01/2041	1,688,296
1,379,496	3.50%, 02/01/2042	1,437,005
1,598,142	3.50%, 03/01/2042	1,664,799
1,167,353	3.50%, 07/01/2042	1,215,737

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$ 1,905,085	3.50%, 08/01/2042	$1,983,612
1,728,649	3.00%, 09/01/2042	1,740,162
1,618,813	3.50%, 11/01/2042	1,685,435
4,275,296	3.00%, 12/01/2042	4,327,681
3,764,310	3.00%, 09/01/2043	3,808,380
1,396,212	4.50%, 09/01/2043	1,515,380
1,003,345	4.00%, 10/01/2043	1,070,811
1,846,809	3.50%, 11/01/2043	1,922,313
2,821,314	4.00%, 11/01/2043	3,028,660
591,887	4.50%, 11/01/2043	645,493
2,450,423	4.00%, 12/01/2043	2,626,801
1,895,706	4.00%, 01/01/2044	2,024,623
2,956,907	3.50%, 05/01/2044	3,077,795
1,950,126	4.00%, 05/01/2044	2,082,564
1,989,603	3.50%, 10/01/2044	2,070,945
2,705,554	3.50%, 11/01/2044	2,819,281
	Federal National Mortgage Association
37,892	6.00%, 07/01/2017	39,508
3,500,000	0.88%, 12/20/2017	3,464,909
35,361	5.00%, 06/01/2018	37,270
90,704	4.00%, 04/01/2019	96,112
35,213	5.00%, 10/01/2020	37,829
25,563	8.00%, 11/01/2022	28,056
690,446	4.50%, 05/01/2024	744,929
252,488	4.00%, 02/01/2025	269,073
3,026,269	3.50%, 12/01/2025	3,201,083
882,944	4.00%, 01/01/2026	943,926
1,270,394	3.50%, 02/01/2026	1,344,283
1,093,179	3.00%, 12/01/2026	1,139,214
2,556,158	3.00%, 04/01/2027	2,663,761
2,277,619	2.50%, 09/01/2027	2,318,422
1,746,327	3.00%, 09/01/2027	1,819,850
2,850,797	2.50%, 02/01/2028	2,908,547
4,244,666	2.50%, 06/01/2028	4,330,570
114,808	6.00%, 01/01/2029	132,526
926,047	4.00%, 09/01/2030	997,392
147,597	8.00%, 10/01/2030	172,061
2,296,935	3.50%, 01/01/2031	2,423,196
2,607,381	4.50%, 08/01/2031	2,848,060
817,033	3.50%, 01/01/2032	861,987
133,930	6.50%, 06/01/2032	152,523
84,569	7.00%, 07/01/2032	101,326
176,958	6.50%, 08/01/2032	201,524
1,651,643	3.00%, 09/01/2032	1,708,009
1,023,746	5.50%, 03/01/2033	1,153,685
140,246	5.50%, 05/01/2033	159,104
147,506	5.00%, 09/01/2033	163,423
119,214	5.50%, 01/01/2034	134,195
894,626	4.00%, 02/01/2034	963,081
2,422,739	3.00%, 03/01/2034	2,502,459
576,117	5.50%, 03/01/2034	653,532
612,171	5.50%, 05/01/2034	689,277
173,018	5.50%, 02/01/2035	194,806
305,449	6.00%, 02/01/2035	348,739
3,059,191	4.00%, 05/01/2035	3,275,002
45,905	5.00%, 07/01/2035	50,859
419,861	5.00%, 09/01/2035	464,710
455,437	5.00%, 10/01/2035	504,416
176,690	6.00%, 10/01/2035	200,047

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$ 362,340	5.50%, 11/01/2035	$406,779
92,443	6.00%, 11/01/2035	105,230
106,598	6.00%, 12/01/2035	122,628
1,733,771	5.50%, 03/01/2036	1,943,209
177,631	5.50%, 04/01/2036	198,626
745,744	6.00%, 04/01/2036	846,555
437,470	5.50%, 05/01/2036	490,424
1,341,521	6.00%, 06/01/2036	1,525,413
60,934	6.50%, 08/01/2036	72,884
315,922	5.50%, 10/01/2036	356,072
275,038	5.50%, 11/01/2036	307,661
3,052,465	6.00%, 12/01/2036	3,468,730
186,054	5.00%, 07/01/2037	206,108
1,735,114	5.50%, 01/01/2038	1,940,623
894,090	6.00%, 03/01/2038	1,016,155
399,457	5.50%, 07/01/2038	451,085
228,275	6.00%, 05/01/2039	260,230
1,719,044	4.50%, 08/01/2039	1,881,352
1,946,827	5.00%, 08/01/2039	2,175,117
1,330,201	5.00%, 12/01/2039	1,495,932
781,724	4.50%, 03/01/2040	854,701
935,290	4.50%, 06/01/2040	1,016,215
1,141,340	5.00%, 06/01/2040	1,275,850
632,192	4.50%, 08/01/2040	690,053
1,799,980	4.50%, 09/01/2040	1,971,037
2,191,123	4.50%, 11/01/2040	2,395,297
820,843	5.00%, 11/01/2040	913,659
627,357	5.00%, 01/01/2041	705,715
4,514,112	4.00%, 02/01/2041	4,836,933
5,874,933	4.50%, 03/01/2041	6,417,454
896,357	4.50%, 10/01/2041	981,518
810,825	4.00%, 11/01/2041	866,379
3,051,545	3.50%, 12/01/2041	3,187,606
2,078,010	4.00%, 12/01/2041	2,232,685
1,567,098	4.00%, 01/01/2042	1,674,468
1,879,422	4.50%, 01/01/2042	2,040,893
1,996,955	4.00%, 02/01/2042	2,133,776
814,891	3.50%, 08/01/2042	850,496
8,714,610	3.00%, 09/01/2042	8,833,673
1,898,155	3.50%, 09/01/2042	1,949,224
3,962,302	3.00%, 12/01/2042	4,015,904
2,903,607	3.00%, 02/01/2043	2,941,398
1,913,442	3.50%, 02/01/2043	1,996,856
5,777,116	3.00%, 03/01/2043	5,824,384
632,498	3.50%, 03/01/2043	660,071
1,477,221	3.00%, 04/01/2043	1,496,706
4,414,089	3.50%, 05/01/2043	4,608,254
232,120	4.00%, 06/01/2043	249,058
773,662	4.00%, 07/01/2043	831,296
4,192,279	3.00%, 08/01/2043	4,246,020
3,650,883	3.50%, 08/01/2043	3,812,185
937,145	3.00%, 09/01/2043	949,793
903,730	3.50%, 09/01/2043	928,050
831,918	4.00%, 09/01/2043	893,635
3,261,833	4.00%, 10/01/2043	3,515,868
3,036,638	4.00%, 12/01/2043	3,263,629
4,697,659	4.50%, 01/01/2044	5,120,585
3,326,764	5.00%, 01/01/2044	3,695,410
2,438,138	3.50%, 06/01/2044	2,551,306
1,967,330	3.50%, 08/01/2044	2,058,675

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$ 1,470,633	4.00%, 08/01/2044	$1,589,604
3,965,231	3.50%, 10/01/2044	4,149,607
3,988,575	4.00%, 10/01/2044	4,262,795
2,983,506	4.00%, 11/01/2044	3,202,446
4,228,938	4.50%, 11/01/2044	4,609,016
1,000,000	4.00%, 12/01/2044	1,068,553
	Government National Mortgage Association
6,331	9.00%, 01/15/2017	6,653
97,594	5.00%, 09/15/2018	103,869
8,612	9.00%, 04/15/2021	9,338
23,771	7.00%, 07/15/2025	26,368
15,058	7.50%, 12/15/2025	16,864
412,020	3.50%, 02/15/2026	439,494
326,392	4.00%, 04/20/2026	347,622
682,221	3.50%, 11/20/2026	727,266
572,465	3.50%, 01/15/2027	610,920
3,436,755	2.50%, 04/15/2027	3,534,842
2,173,159	3.00%, 06/20/2027	2,287,247
526,204	5.00%, 11/15/2033	585,038
108,300	5.50%, 12/15/2035	121,687
150,304	5.00%, 12/20/2035	165,977
261,473	6.00%, 01/20/2036	294,676
337,760	5.50%, 02/20/2036	381,408
136,832	5.50%, 04/15/2037	153,485
1,963,988	5.00%, 06/15/2039	2,181,366
1,408,841	4.50%, 01/20/2040	1,549,640
2,030,353	4.00%, 05/20/2040	2,183,304
1,083,901	4.00%, 07/15/2040	1,163,989
755,852	4.50%, 07/20/2040	830,508
355,436	5.50%, 07/20/2040	402,631
670,963	4.50%, 09/20/2040	737,089
1,948,682	4.00%, 10/15/2040	2,107,864
966,351	4.00%, 09/15/2041	1,037,685
221,628	4.50%, 12/20/2041	242,856
3,221,854	3.50%, 06/15/2042	3,386,963
3,291,030	3.50%, 06/20/2042	3,460,100
3,987,305	3.50%, 08/15/2042	4,191,640
1,696,567	3.00%, 10/15/2042	1,737,566
2,119,793	3.00%, 02/15/2043	2,171,020
2,561,690	3.00%, 04/20/2043	2,592,615

		302,222,650

TOTAL MORTGAGE-BACKED SECURITIES — 29.92%
(Cost $299,788,338)		$304,461,312

MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue
	3.83%, 05/15/2028	2,143,860
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	648,940

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

$ 1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	$1,102,140

TOTAL MUNICIPAL BONDS AND NOTES — 0.38% (Cost $3,498,005)		$3,894,940

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,250,000	4.75%, 12/16/2016	1,353,499
500,000	3.38%, 06/12/2020	537,879
2,600,000	5.75%, 06/12/2026	3,336,071
	Federal Home Loan Mortgage Corp
500,000	5.25%, 04/18/2016	530,748
1,250,000	5.50%, 07/18/2016(c)	1,345,300
500,000	2.38%, 01/13/2022(c)	505,147
2,700,000	Federal National Mortgage Association
	5.00%, 05/11/2017	2,954,183
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	693,728
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,695,678
1,260,000	7.13%, 05/01/2030	1,867,064

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.46% (Cost $14,295,973)		$14,819,297

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,150,000	0.38%, 02/15/2016	4,151,623
4,050,000	0.38%, 03/15/2016(c)	4,050,316
6,250,000	0.38%, 03/31/2016	6,249,025
3,100,000	0.38%, 04/30/2016	3,099,516
6,600,000	2.00%, 04/30/2016	6,739,220
5,000,000	0.38%, 05/31/2016	4,996,875
3,750,000	1.75%, 05/31/2016	3,818,261
5,000,000	3.25%, 05/31/2016	5,196,485
4,000,000	0.50%, 06/15/2016	4,003,124
5,500,000	0.50%, 06/30/2016	5,501,716
5,750,000	3.25%, 06/30/2016	5,984,491
6,200,000	0.63%, 07/15/2016	6,212,109
5,000,000	0.50%, 07/31/2016(c)	5,002,345
3,800,000	3.25%, 07/31/2016	3,962,986
4,800,000	4.88%, 08/15/2016	5,136,749
4,500,000	0.50%, 08/31/2016	4,498,240
5,250,000	1.00%, 08/31/2016	5,289,375
3,000,000	0.88%, 09/15/2016	3,015,702
3,900,000	1.00%, 10/31/2016	3,928,033
6,600,000	3.13%, 10/31/2016	6,899,059
5,600,000	0.88%, 11/30/2016	5,624,500
5,000,000	0.88%, 12/31/2016(c)	5,018,750
5,700,000	3.25%, 12/31/2016	5,987,229
1,500,000	0.88%, 01/31/2017	1,504,337
4,500,000	0.88%, 02/28/2017	4,510,899
7,500,000	0.88%, 04/30/2017	7,508,790
5,000,000	0.63%, 05/31/2017	4,971,485
4,275,000	2.75%, 05/31/2017	4,469,713
5,100,000	2.50%, 06/30/2017	5,300,812

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 4,300,000	2.38%, 07/31/2017	$4,456,210
4,200,000	4.75%, 08/15/2017	4,612,125
6,750,000	1.88%, 08/31/2017	6,905,041
3,500,000	1.88%, 09/30/2017	3,581,757
2,200,000	0.75%, 10/31/2017	2,182,468
3,500,000	1.88%, 10/31/2017	3,582,306
4,000,000	0.75%, 12/31/2017	3,957,812
2,250,000	0.75%, 03/31/2018	2,215,370
5,000,000	0.63%, 04/30/2018	4,898,440
1,800,000	2.63%, 04/30/2018	1,881,704
3,550,000	2.38%, 06/30/2018(c)	3,679,518
6,350,000	1.50%, 08/31/2018	6,380,759
1,500,000	1.25%, 10/31/2018	1,490,274
4,500,000	1.38%, 12/31/2018	4,482,423
3,000,000	1.25%, 01/31/2019	2,971,173
3,000,000	1.38%, 02/28/2019	2,983,827
3,500,000	3.13%, 05/15/2019	3,731,056
3,500,000	1.13%, 05/31/2019	3,437,931
3,550,000	1.00%, 08/31/2019	3,453,206
2,000,000	1.75%, 09/30/2019	2,011,718
4,100,000	1.25%, 10/31/2019	4,033,055
3,870,000	3.63%, 02/15/2020	4,243,091
1,000,000	1.13%, 04/30/2020(c)	970,234
4,175,000	3.50%, 05/15/2020	4,554,666
2,400,000	2.63%, 08/15/2020	2,506,313
3,000,000	2.63%, 11/15/2020	3,131,484
3,800,000	3.13%, 05/15/2021	4,077,875
1,250,000	8.13%, 05/15/2021	1,719,726
5,000,000	2.00%, 05/31/2021	5,025,000
1,700,000	2.13%, 08/15/2021	1,720,055
1,000,000	2.00%, 11/15/2021	1,003,672
2,650,000	8.00%, 11/15/2021	3,686,813
5,700,000	1.63%, 08/15/2022	5,544,139
3,650,000	7.25%, 08/15/2022	5,019,319
2,500,000	1.63%, 11/15/2022	2,425,195
4,000,000	1.75%, 05/15/2023	3,894,688
3,000,000	2.50%, 08/15/2023	3,096,327
1,800,000	6.25%, 08/15/2023	2,396,671
4,000,000	2.38%, 08/15/2024(c)	4,074,064
3,750,000	2.25%, 11/15/2024	3,775,196
4,800,000	6.88%, 08/15/2025	6,935,626
2,950,000	6.38%, 08/15/2027	4,261,597
2,500,000	5.50%, 08/15/2028	3,413,280
2,000,000	5.25%, 11/15/2028(c)	2,681,406
2,600,000	5.38%, 02/15/2031	3,623,953
4,100,000	4.50%, 02/15/2036	5,468,695
3,200,000	4.75%, 02/15/2037	4,414,250
2,600,000	4.38%, 02/15/2038	3,402,142
1,750,000	4.50%, 05/15/2038	2,331,739
2,300,000	3.50%, 02/15/2039	2,641,587
4,700,000	4.38%, 11/15/2039	6,162,875
3,775,000	4.38%, 05/15/2040	4,962,649
6,150,000	3.88%, 08/15/2040	7,507,803
4,500,000	3.13%, 11/15/2041	4,856,485
3,000,000	3.63%, 02/15/2044	3,530,391
4,000,000	3.38%, 05/15/2044	4,503,124

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 3,800,000	3.13%, 08/15/2044	$4,090,936
7,250,000	3.00%, 11/15/2044(c)	7,619,300

TOTAL U.S. TREASURY BONDS AND NOTES — 35.85%
(Cost $356,386,153)		$364,832,304

SHORT TERM INVESTMENTS
Repurchase Agreements — 4.62%
7,480,000	Repurchase agreement (principal amount/value $7,480,000 with a maturity value of $7,480,021) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/31/14, to be repurchased at $7,480,021 on 1/2/15, collateralized by a U.S. Treasury security, 2.50%, 5/15/24, with a value of $7,629,634.	7,480,000

9,384,215	Undivided interest of 10.82% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $9,384,215 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (e)	9,384,215

9,384,215	Undivided interest of 11.19% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $9,384,215 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (e)	9,384,215

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 9,384,215	Undivided interest of 19.57% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $9,384,215 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (e)	$9,384,215

9,384,214	Undivided interest of 22.06% in a repurchase agreement (principal amount/value $42,543,058 with a maturity value of $42,543,223) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/14 to be repurchased at $9,384,214 on 1/2/15 collateralized by Federal Home Loan Mortgage Corp securities, 3.00% - 8.00%, 1/1/23 - 12/1/47, with a value of $43,394,100. (e)	9,384,214

1,245,093	Undivided interest of 28.24% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $1,245,093 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (e)	1,245,093

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$728,947	Undivided interest of 8.41% in a repurchase agreement (principal amount/value $8,673,204 with a maturity value of $8,673,243) with RBC Capital Markets Corp, 0.08%, dated 12/31/14 to be repurchased at $728,947 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 5/1/15 - 12/20/44, with a value of $8,846,668. (e)	$728,947

TOTAL SHORT TERM INVESTMENTS — 4.62% (Cost $46,990,899)		$46,990,899

TOTAL INVESTMENTS — 104.19% (Cost $1,037,750,797)		$1,060,196,166

OTHER ASSETS & LIABILITIES, NET — (4.19)%		$(42,593,042)

TOTAL NET ASSETS — 100.00%		$1,017,603,124

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $63,438,473 and $65,250,914, respectively, representing 6.41% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(c)	All or a portion of the security is on loan at December 31, 2014.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.

At December 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 - 12/09/2013	$2,557,594	$2,770,443	0.27%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Bond Index Fund

ASSETS:
Investments in securities, fair value (including $38,668,357 of securities on loan)(a)	$1,013,205,267
Repurchase agreements, fair value(b)	46,990,899
Cash	651,201
Subscriptions receivable	1,074,464
Interest receivable	6,180,801

Total Assets	1,068,102,632

LIABILITIES:
Payable to investment adviser	467,941
Payable upon return of securities loaned	39,510,899
Redemptions payable	4,321,029
Payable for investments purchased	6,196,541
Payable for distribution fees	3,098

Total Liabilities	50,499,508

NET ASSETS	$1,017,603,124

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,497,391
Paid-in capital in excess of par	986,171,580
Net unrealized appreciation	22,445,369
Accumulated net realized gain	1,488,784

NET ASSETS	$1,017,603,124

NET ASSETS BY CLASS
Initial Class	$1,002,592,369

Class L	$15,010,755

CAPITAL STOCK:
Authorized
Initial Class	130,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	73,336,652
Class L	1,637,261

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.67

Class L	$9.17

(a) Cost of investments	$990,759,898
(b) Cost of repurchase agreements	$46,990,899

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Bond Index Fund

INVESTMENT INCOME:
Interest	$25,049,146
Income from securities lending	67,034

Total Income	25,116,180

EXPENSES:
Management fees	5,029,799
Distribution fees - Class L	36,762

Total Expenses	5,066,561

Less amount waived by distributor - Class L	33

Net Expenses	5,066,528

NET INVESTMENT INCOME	20,049,652

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,673,187
Net change in unrealized appreciation on investments	31,550,799

Net Realized and Unrealized Gain	37,223,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,273,638

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Bond Index Fund

OPERATIONS:
Net investment income	$20,049,652	$18,391,994
Net realized gain	5,673,187	2,851,529
Net change in unrealized appreciation (depreciation)	31,550,799	(45,624,577)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,273,638	(24,381,054)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(20,854,330)	(18,200,555)
Class L	(468,340)	(74,967)

From net investment income	(21,322,670)	(18,275,522)

From net realized gains
Initial Class	(3,586,143)	(4,382,706)
Class L	(80,058)	(18,954)

From net realized gains	(3,666,201)	(4,401,660)

Total Distributions	(24,988,871)	(22,677,182)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	423,581,225	489,780,397
Class L	20,653,190	4,441,781
Shares issued in reinvestment of distributions
Initial Class	24,440,473	22,583,261
Class L	548,398	93,921
Shares redeemed
Initial Class	(497,175,988)	(292,296,111)
Class L	(10,799,639)	(1,458,693)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(38,752,341)	223,144,556

Total Increase (Decrease) in Net Assets	(6,467,574)	176,086,320

NET ASSETS:
Beginning of year	1,024,070,698	847,984,378

End of year(a)	$1,017,603,124	$1,024,070,698

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	31,186,398	35,961,805
Class L	2,256,287	482,620
Shares issued in reinvestment of distributions
Initial Class	1,802,278	1,687,318
Class L	60,090	10,333
Shares redeemed
Initial Class	(36,606,408)	(21,542,156)
Class L	(1,173,694)	(154,949)

Net Increase (Decrease)	(2,475,049)	16,444,971

(a) Including undistributed net investment income:	$0	$286,746

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Bond Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.25		$13.91		$13.83		$13.29	$13.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.26	(a)	0.31	(a)	0.37	0.45
Net realized and unrealized gain (loss)	0.49		(0.61)		0.23		0.58	0.39

Total From Investment Operations	0.76		(0.35)		0.54		0.95	0.84

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.25)		(0.35)		(0.37)	(0.45)
From net realized gains	(0.05)		(0.06)		(0.11)		(0.04)	(0.20)

Total Distributions	(0.34)		(0.31)		(0.46)		(0.41)	(0.65)

NET ASSET VALUE, END OF YEAR	$13.67		$13.25		$13.91		$13.83	$13.29

TOTAL RETURN(b)	5.76%		(2.51%)		3.90%		7.21%	6.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,002,592		$1,019,620		$846,480		$646,842	$438,040
Ratio of expenses to average net assets	0.50%		0.50%		0.50%		0.50%	0.50%
Ratio of net investment income to average net assets	2.00%		1.91%		2.24%		2.87%	3.43%
Portfolio turnover rate(c)	57%		35%		44%		29%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011 (a)
Great-West Bond Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.00		$9.61		$9.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.16	(b)	0.19	(b)	0.48
Net realized and unrealized gain (loss)	0.33		(0.43)		0.16		(0.17)

Total From Investment Operations	0.49		(0.27)		0.35		0.31

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.28)		(0.42)		(0.48)
From net realized gains	(0.05)		(0.06)		(0.11)		(0.04)

Total Distributions	(0.32)		(0.34)		(0.53)		(0.52)

NET ASSET VALUE, END OF YEAR	$9.17		$9.00		$9.61		$9.79

TOTAL RETURN(c) (d)	5.51%		(2.79%)		3.65%		3.15%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$15,011		$4,451		$1,504		$470
Ratio of expenses to average net assets
Before waiver	0.75%		0.75%		0.75%		0.75%	(f)
After waiver	0.75%		0.75%		0.75%		0.73%	(f)
Ratio of net investment income to average net assets
Before waiver	N/A		1.67%		1.96%		2.41%	(f)
After waiver	1.74%		1.67%		1.96%		2.43%	(f)
Portfolio turnover rate(g)	57%		35%		44%		29%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which

Annual Report - December 31, 2014

may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Government Agency Notes and Bonds, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Annual Report - December 31, 2014

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$21,322,670	$18,275,522
Long-term capital gain	3,666,201	4,401,660

	$24,988,871	$22,677,182

Annual Report - December 31, 2014

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$986,272	$(986,272)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$478,040
Undistributed long-term capital gains	726,142
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	22,729,971

Tax composition of capital	$23,934,153

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$1,037,466,195

Gross unrealized appreciation on investments	26,651,667
Gross unrealized depreciation on investments	(3,921,696)

Net unrealized appreciation on investments	$22,729,971

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

Annual Report - December 31, 2014

2.  OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2014.

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Instrutments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Repurchase agreements	$ 7,480,000	$ -	$ (7,480,000)	$ -	$ -

(a)	Repurchase agreements are reported gross on the Statement of Assets and Liabilities.

(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4.  PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $163,322,966 and $172,934,163, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $398,869,541 and $407,950,970, respectively.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $38,668,357 and received collateral of $39,510,899 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government

Annual Report - December 31, 2014

Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Bond Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015